Intangible Assets, Net (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net [Abstract]
Patent registration costs	$ 1,513	$ 1,429
Accumulated amortization	1,031	910
Total intangible asset, net	$ 482	$ 519